Leases and Transponder Service Agreements (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010
Capital transponders
2013	$ 11		$ 14
2014	11		12
2015	11		11
2016	10		10
2017	10		10
Thereafter	38		38
Total	91		95
Operating leases
2013	16		21
2014	15		14
2015	12		12
2016	8		9
2017	7		8
Thereafter	96		96
Total	154		160
Number of U.S. satellites			2
Number of international satellites			4
Capital transponder monthly lease expense	1		1
Number of transponder agreements			9
Number of new agreements			2	2
Additional capital lease obligations			24	35
Capital leases income statement amortization expense	4	4	11	14	13
Imputed interest on capital lease	9		9
Operating leases rent expense net	$ 8	$ 7	$ 31	$ 24	$ 22
Term of operating lease			21 years